                                   ===AST===

March 31, 2006

-------------------------------------------------
        ALLMERICA SECURITIES TRUST FACTS
               At March 31, 2006
Market Value                              $9.19
Net Asset Value                          $9.986
Total Net Assets (000's)                $85,806
Shares Outstanding (000's)                8,592
Net Investment Income Per Share*          $0.12
Increase (Decrease) in
  Per Share Value Resulting
  from Investment Operations*            $(0.06)
TOTAL RETURNS AT 3/31/06
Allmerica Securities Trust**
  Three Months                            (0.51)%
  Twelve Months                            2.48%
Lehman Brothers U.S. Credit Index
  Three Months                            (1.17)%
  Twelve Months                            1.83%

 * Three months ended March 31, 2006
** Total Returns on Net Asset Value
-------------------------------------------------

The Allmerica Securities Trust returned (0.51)% for the first quarter of 2006, outperforming its benchmark, the Lehman Brothers U.S. Credit Index*, which returned (1.17)%. The dividend paid for the period was $0.13 per share.

The fundamentals of the U.S. economy continued to improve during the first quarter, even after fifteen consecutive interest rate increases by the Federal Reserve Board (Fed). The resiliency of the economy has left little spare capacity in the system. With the federal funds rate now only one step below 5.0%, many participants expect the Fed to stop raising rates at about 5.50%, given the continued strength in the economy and inflation at about the top of the Fed's comfort range.

The housing market is one area of concern for the Fed, since so much of the economy's recent strength is owed to this key sector. It now appears that record-setting new home sales four years in a row have finally satiated demand. As consumers adjust to a slower pace of home price gains, or outright contraction in some markets, the fear is that consumer spending will adjust downward. The Investment Manager's concern would be greater were it not for the broad-based strength of the job market, combined with vigor in global growth. Wage and salary gains are becoming a key driver of U.S. growth, after several years of asset-based spending from home equity.

With oil and other commodities continuing to show price strength, inflation is the other primary worry. Beyond the price of oil, the Moody's Industrial Metals Price Index reached a new peak in March, which is further evidence of global economic vitality. Another often overlooked element to the inflation picture is the slowing pace of productivity. A weaker dollar would also add to domestic inflation and is a distinct possibility with monetary policy in Japan and the EU turning bearish. In addition, new Fed Chairman Bernanke is probably inclined to err on the side of caution to ensure inflation does not get out of control during his first year in office.

In the Credit sector, it appears the top of the credit cycle has been reached. As corporate profit growth begins to slow, the high yield delinquency rate is starting to turn up and credit quality, while still strong, is under increasing threat from leveraged buy-outs and other equity-enhancing actions. However, the supply-demand situation remains quite supportive and therefore spreads do not appear to be under imminent threat. One of the


----------------------------------------------
        U.S. Treasury Yield Curves

                             Bond Equivalent
                            Yield Percentage
MATURITY                 9/30/2005   3/31/2006
----------------------------------------------

3 Mo.                       3.538       4.602
6 Mo.                       3.916       4.804
2 Yr.                       4.165       4.816
3 Yr.                       4.170       4.816
5 Yr.                       4.189       4.810
10 Yr.                      4.324       4.847
30 Yr.                      4.567       4.890
----------------------------------------------

                                                         Continued on back page

Allmerica Securities Trust is a Massachusetts Business Trust under an Agreement and Declaration of Trust dated February 26, 1986 as amended and on file with the Secretary of the Commonwealth of Massachusetts. This document is prepared by the Trustees or Officers as such and not individually, and no obligation of the Trust shall be binding upon any of the Trustees, Officers or Shareholders, but shall only bind the assets and property of the Trust.

-------------------------------------------------------------------------------
                          ALLMERICA SECURITIES TRUST
-------------------------------------------------------------------------------

             PORTFOLIO OF INVESTMENTS, March 31, 2006 (Unaudited)

                                                       MOODY'S
PAR VALUE                                              RATINGS         VALUE
---------                                              -------         -----

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (g) - 0.8%
              FREDDIE MAC - 0.8%
$   321,254   5.00%, 05/15/21 - 02/15/34                 NR        $    305,998
    335,000   5.50%, 09/15/34                            NR             324,579
     81,229   6.00%, 10/15/07                            NR              82,102
                                                                   ------------
                                                                        712,679
                                                                   ------------

              TOTAL U.S. GOVERNMENT AGENCY
              MORTGAGE-BACKED OBLIGATIONS                               712,679
              (Cost $724,764)                                      ------------

U.S. GOVERNMENT OBLIGATIONS - 7.9%
              U.S. TREASURY BONDS - 2.8%
  1,145,000   5.38%, 02/15/31 (a)                        NR           1,205,291
    270,000   6.25%, 08/15/23 (a)                        NR             306,218
    705,000   8.00%, 11/15/21                            NR             926,084
                                                                   ------------
                                                                      2,437,593
                                                                   ------------

              U.S. TREASURY NOTES - 5.1%
    465,000   3.13%, 01/31/07                            NR             458,443
    485,000   3.88%, 02/15/13 (a)                        NR             457,302
    755,000   4.25%, 01/15/11 (a)                        NR             736,272
    900,000   4.25%, 08/15/14 (a)                        NR             861,433
    465,000   4.50%, 02/28/11 (a)                        NR             458,225
  1,365,000   5.00%, 08/15/11 (a)                        NR           1,376,997
                                                                   ------------
                                                                      4,348,672
                                                                   ------------

              TOTAL U.S. GOVERNMENT OBLIGATIONS                       6,786,265
              (Cost $6,974,049)                                    ------------

CORPORATE NOTES AND BONDS - 75.0%
              AUTO MANUFACTURERS - 1.3%
    500,000   DaimlerChrysler North America Holding Corp.
              7.30%, 01/15/12                            A3             528,337
    500,000   DaimlerChrysler North America Holding Corp.
              8.50%, 01/18/31                            A3             584,941
                                                                   ------------
                                                                      1,113,278
                                                                   ------------
              BANKS - 8.8%
    880,000   Bank of America Corp.
              4.88%, 09/15/12                            Aa2            851,854
    500,000   Bank of America Corp.
              5.25%, 12/01/15                            Aa3            484,979
  1,000,000   Bank of New York Co., Inc.
              6.38%, 04/01/12                            A1           1,047,739
    500,000   Firstar Bank
              7.13%, 12/01/09                            Aa2            528,353
    450,000   HSBC Bank USA, Inc.
              4.63%, 04/01/14                            Aa3            420,381
    450,000   Marshall & Ilsley Corp.
              4.38%, 08/01/09                            A1             437,136
    420,000   National City Bank of Indiana
              4.88%, 07/20/07                            Aa3            417,858
    350,000   PNC Funding Corp.
              6.13%, 02/15/09                            A3             356,344
    125,000   Suntrust Banks, Inc.
              7.75%, 05/01/10                            A1             135,267
    500,000   USBancorp, MTN
              5.10%, 07/15/07                            Aa2            497,931
    475,000   Wachovia Bank N.A.
              4.85%, 07/30/07                            Aa2            472,341
    450,000   Wells Fargo & Co.
              5.13%, 09/01/12                            Aa2            442,341
  1,000,000   Zions Bancorporation
              5.50%, 11/16/15                            Baa1           975,613
    440,000   Zions Bancorporation
              5.65%, 05/15/14                            Baa1           435,574
                                                                   ------------
                                                                      7,503,711
                                                                   ------------
              CHEMICALS - 0.8%
    200,000   Du Pont (E.I.) De Nemours and Co.
              8.25%, 09/15/06                            A2             202,668
    500,000   Praxair, Inc.
              6.63%, 10/15/07                            A3             509,908
                                                                   ------------
                                                                        712,576
                                                                   ------------

              COSMETICS & PERSONAL CARE - 1.6%
    300,000   Procter & Gamble Co.
              4.75%, 06/15/07                            Aa3            298,878
  1,000,000   Procter & Gamble Co.
              8.50%, 08/10/09                            Aa3          1,100,143
                                                                   ------------
                                                                      1,399,021
                                                                   ------------
              DIVERSIFIED FINANCIAL SERVICES - 13.6%
    500,000   American Express Co.
              3.75%, 11/20/07                            A1             488,591
    580,000   Bear Stearns Cos., Inc.
              4.00%, 01/31/08                            A1             567,170
    725,000   Capital One Bank
              4.88%, 05/15/08                            A3             717,674
  1,900,000   CIT Group, Inc., MTN
              5.13%, 09/30/14                            A2           1,816,178
    500,000   Citifinancial
              6.75%, 07/01/07                            Aa1            507,782
    500,000   General Electric Capital Corp.
              4.88%, 10/21/10                            Aaa            489,782
    450,000   Goldman Sachs Group, Inc.
              3.88%, 01/15/09                            Aa3            433,711
    450,000   Goldman Sachs Group, Inc.
              5.70%, 09/01/12                            Aa3            452,201
    500,000   Household Finance Corp.
              8.00%, 07/15/10                            Aa3            545,574
    425,000   J. Paul Getty Trust
              5.88%, 10/01/33                            Aaa            417,602
    110,870   Jones (Edward D.) & Co., LP (b) (c)
              7.95%, 04/15/06                            NR             110,980
    500,000   Lehman Brothers Holdings, Inc.
              4.00%, 01/22/08                            A1             488,943
    605,000   MONA Corp., MTN
              4.63%, 08/03/09                            Aa1            592,705
    350,000   MBNA Corp., MTN
              6.25%, 01/17/07                            Aa2            352,677
     85,000   MBNA Corp., MTN
              7.50%, 03/15/12                            Aa2             93,474
  1,630,000   Morgan Stanley
              4.75%, 04/01/14                            A1           1,520,779
    495,000   Morgan Stanley
              6.60%, 04/01/12                            Aa3            519,349
    550,000   Pitney Bowes Credit Corp.
              8.55%, 09/15/09                            Aa3            601,491
    450,000   Textron Financial Corp.
              5.13%, 02/03/11                            A3             442,105
    500,000   Toyota Motor Credit Corp.
              5.50%, 12/15/08                            Aaa            502,595
                                                                   ------------
                                                                     11,661,363
                                                                   ------------

              ELECTRIC - 4.4%
    505,000   Centerpoint Energy, Inc.
              5.88%, 06/01/08                            Ba1            507,577
    375,000   Consolidated Edison Co. of New York
              4.70%, 06/15/09                            A1             368,386
    425,000   Detroit Edison Co.
              6.13%, 10/01/10                            A3             434,488
    563,466   East Coast Power LLC
              7.07%, 03/31/12                            Baa3           572,729
    450,000   FirstEnergy Corp.
              6.45%, 11/15/11                            Baa3           465,631
    500,000   FirstEnergy Corp.
              7.38%, 11/15/31                            Baa3           555,387
    450,000   Pacific Gas & Electric Co.
              6.05%, 03/01/34                            Baa1           440,361
    450,000   TXU Energy Co.
              7.00%, 03/15/13                            Baa2           468,705
                                                                   ------------
                                                                      3,813,264
                                                                   ------------

              ENVIRONMENTAL CONTROL - 1.1%
    450,000   Allied Waste North America (a)
              6.50%, 11/15/10                            B2             444,375
    500,000   Allied Waste North America
              8.50%, 12/01/08                            B2             525,625
                                                                   ------------
                                                                        970,000
                                                                   ------------

              FOOD - 6.4%
  1,500,000   Delhaize America, Inc.
              8.13%, 04/15/11                            Ba1          1,619,309
    296,000   General Mills, Inc.
              6.00%, 02/15/12                            Baa2           301,545

-------------------------------------------------------------------------------
                          ALLMERICA SECURITIES TRUST
-------------------------------------------------------------------------------

         PORTFOLIO OF INVESTMENTS, March 31, 2006 (Unaudited) continued

                                                       MOODY'S
PAR VALUE                                              RATINGS         VALUE
---------                                              -------         -----

$   470,000   Kroger Co.
              5.50%, 02/01/13                            Baa2      $    457,253
    450,000   Kroger Co.
              6.20%, 06/15/12                            Baa2           456,125
    350,000   Kroger Co.
              6.38%, 03/01/08                            Baa2           355,247
    450,000   Safeway, Inc.
              6.50%, 03/01/11                            Baa2           463,492
  1,000,000   Safeway, Inc.
              7.25%, 02/01/31                            Baa2         1,059,680
    830,000   Unilever Capital Corp.
              5.90%, 11/15/32                            A1             813,356
                                                                   ------------
                                                                      5,526,007
                                                                   ------------
              FOREST PRODUCTS & PAPER - 1.7%
  1,000,000   Georgia-Pacific Group
              7.25%, 06/01/28                            Ba2            945,000
    500,000   International Paper Co.
              5.50%, 01/15/14                            Baa3           479,438
                                                                   ------------
                                                                      1,424,438
                                                                   ------------
              HEALTH CARE-PRODUCTS - 0.2%
    120,000   Johnson & Johnson
              6.73%, 11/15/23                            Aaa            136,505
                                                                   ------------

              HEALTH CARE-SERVICES - 1.0%
    900,000   Wellpoint Inc.
              5.25%, 01/15/16                            Baa1           867,909
                                                                   ------------

              HOME BUILDERS - 1.7%
    920,000   D.R. Horton, Inc.
              5.00%, 01/15/09                            Ba1            899,789
    500,000   Pulte Homes, Inc.
              8.13%, 03/01/11                            Baa3           539,805
                                                                   ------------
                                                                      1,439,594
                                                                   ------------

              HOUSEHOLD PRODUCTS & WARES - 1.0%
    900,000   Fortune Brands Inc.
              5.38%, 01/15/16                            Baa2           863,888
                                                                   ------------

              LODGING - 2.0%
    900,000   Harrah's Operating Co., Inc.
              5.75%, 10/01/17                            Baa3           852,210
    500,000   Harrah's Operating Co., Inc.
              7.13%, 06/01/07                            Baa3           508,470
    350,000   Park Place Entertainment Corp.
              8.13%, 05/15/11                            Ba1            380,625
                                                                   ------------
                                                                      1,741,305
                                                                   ------------

              MEDIA - 4.4%
    550,000   AOL Time Warner, Inc.
              6.88%, 05/01/12                            Baa2           576,661
    270,000   Belo Corp.
              8.00%, 11/01/08                            Baa3           282,480
    505,000   Cox Communications, Inc.
              7.13%, 10/01/12                            Baa3           529,777
    700,000   Echostar DBS Corp.
              5.75%, 10/01/08                            Ba3            693,000
    500,000   News America Holdings, Inc.
              7.38%, 10/17/08                            Baa2           522,051
    300,000   Time Warner Cos., Inc.
              7.57%, 02/01/24                            Baa2           322,898
    850,000   Time Warner Entertainment Co.
              7.25%, 09/01/08                            Baa1           881,190
                                                                   ------------
                                                                      3,808,057
                                                                   ------------

              METAL FABRICATE & HARDWARE - 1.2%
  1,000,000   Precision Castparts Corp.
              5.60%, 12/15/13                            Baa3           983,808
                                                                   ------------

              OIL & GAS - 5.5%
    900,000   Atmos Energy Corp.
              4.00%, 10/15/09                            Baa3           853,774
    944,908   Caithness Coso Funding Corp. (d)
              5.49%, 06/15/19                            Baa3           918,073
    450,000   Devon Financing Corp.
              6.88%, 09/30/11                            Baa2           477,103
    450,000   Devon Financing Corp.
              7.88%, 09/30/31                            Baa2           543,273
    950,000   Enterprise Products Operating, LP
              5.00%, 03/01/15                            Baa3           881,421
    600,000   Texaco Capital, Inc.
              8.25%, 10/01/06                            Aa2            608,302
    400,000   XTO Energy, Inc.
              7.50%, 04/15/12                            Baa3           436,703
                                                                   ------------
                                                                      4,718,649
                                                                   ------------

              PACKAGING & CONTAINERS - 3.1%
  1,750,000   Packaging Corp. of America
              5.75%, 08/01/13                            Ba1          1,696,380
    970,000   Sealed Air Corp. (d)
              5.63%, 07/15/13                            Baa3           942,750
                                                                   ------------
                                                                      2,639,130
                                                                   ------------

              PHARMACEUTICALS - 4.1%
    500,000   AmerisourceBergen Corp. (d)
              5.88%, 09/15/15                            Ba2            491,780
    750,000   Lilly (Eli) & Co.
              7.13%, 06/01/25                            Aa3            859,695
    710,000   Medco Health Solutions, Inc.
              7.25%, 08/15/13                            Ba1            764,466
  1,000,000   Mylan Laboratories, Inc.
              5.75%, 08/15/10                            Ba1            987,500
    330,000   Zeneca Wilmington
              7.00%, 11/15/23                            Aa2            376,467
                                                                   ------------
                                                                      3,479,908
                                                                   ------------

              PIPELINES - 1.1%
    500,000   Gulfstream Natural Gas System LLC (d)
              5.56%, 11/01/15                            Baa2           490,465
    500,000   Magellan Midstream Partners
              5.65%, 10/15/16                            Baa3           486,475
                                                                   ------------
                                                                        976,940
                                                                   ------------

              RETAIL - 3.1%
    595,000   Home Depot, Inc.
              3.75%, 09/15/09                            Aa3            566,380
    500,000   J.C. Penney Co., Inc.
              7.38%, 08/15/08                            Baa3           519,124
    900,000   J.C. Penney Co., Inc.
              7.95%, 04/01/17                            Baa3         1,020,155
    450,000   Wal-Mart Stores, Inc.
              7.55%, 02/15/30                            Aa2            539,525
                                                                   ------------
                                                                      2,645,184
                                                                   ------------

              SAVINGS & LOANS - 1.0%
    455,000   Washington Mutual Bank FA
              5.50%, 01/15/13                            A3             449,700
    450,000   Washington Mutual, Inc.
              4.38%, 01/15/08                            A3             442,449
                                                                   ------------
                                                                        892,149
                                                                   ------------

              TELECOMMUNICATIONS - 3.1%
    500,000   BellSouth Corp.
              6.88%, 10/15/31                            A2             516,722
    500,000   Nextel Communications, Inc.
              5.95%, 03/15/14                            Baa2           495,013
    400,000   SBC Communications, Inc.
              5.10%, 09/15/14                            A2             379,655
    680,000   Sprint Capital Corp.
              6.13%, 11/15/08                            Baa2           692,058
    120,000   Sprint Capital Corp.
              6.88%, 11/15/28                            Baa2           123,808
    450,000   Verizon Florida, Inc.
              6.13%, 01/15/13                            Baa1           445,608
                                                                   ------------
                                                                      2,652,864
                                                                   ------------

              TRANSPORTATION - 2.8%
    900,000   CSX Transportation, Inc.
              6.30%, 03/15/12                            Baa2           931,465
    189,000   CSX Transportation, Inc.
              9.75%, 06/15/20                            Baa2           251,653
    261,000   Norfolk Southern Corp.
              9.75%, 06/15/20                            Baa1           350,210
    255,000   Union Pacific Corp.
              5.38%, 06/01/33                            Baa2           231,537
    380,000   Union Pacific Corp.
              6.50%, 04/15/12                            Baa2           397,045
    250,000   Union Pacific Corp.
              6.63%, 02/01/08                            Baa2           255,186
                                                                   ------------
                                                                      2,417,096
                                                                   ------------
              TOTAL CORPORATE NOTES AND BONDS                        64,386,644
              (Cost $65,208,515)                                   ------------

-------------------------------------------------------------------------------
                          ALLMERICA SECURITIES TRUST
-------------------------------------------------------------------------------

         PORTFOLIO OF INVESTMENTS, March 31, 2006 (Unaudited) continued

                                                       MOODY'S
PAR VALUE                                              RATINGS         VALUE
---------                                              -------         -----

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (g) - 4.0%
$   780,000   Bear Stearns Commercial Mortgage Securities, Inc.,
              Series 2002-PBW1, Class A2, CMO
              4.72%, 11/11/35                            Aaa            750,911
    250,000   Bear Stearns Mortgage Securities, Inc.,
              Series 1999-WF2, Class A2, CMO
              7.08%, 07/15/31                            Aaa            261,126
    140,390   Capital One Auto Finance Trust,
              Series 2003-A, Class A4A
              2.47%, 01/15/10                            Aaa            137,890
    300,000   Citibank Credit Card Issuance Trust,
              Series 2000-A3
              6.88%, 11/16/09                            Aaa            307,614
    710,000   General Electric Capital Commercial Mortgage Corp.,
              Series 2002-1A, Class A3, CMO
              6.27%, 12/10/35                            Aaa            739,266
    500,000   GS Mortgage Securities Corp. II,
              Series 1997-GL, Class A2D, CMO
              6.94%, 07/13/30                            Aaa            506,344
    750,000   Morgan Stanley Dean Witter Capital I,
              Series 2003-T0P9, Class A2, CMO (e)
              4.74%, 11/13/36                            AAA            718,655
                                                                   ------------
              TOTAL ASSET-BACKED AND
              MORTGAGE-BACKED SECURITIES                              3,421,806
              (Cost $3,584,560)                                    ------------

FOREIGN GOVERNMENT OBLIGATIONS (h) - 1.8%
    450,000   Province of British Columbia
              5.38%, 10/29/08                            Aa1            452,978
    550,000   Province of Manitoba
              4.25%, 11/20/06                            Aa2            547,032
    500,000   Province of Quebec
              6.13%, 01/22/11                            A1             516,883
                                                                   ------------
              TOTAL FOREIGN GOVERNMENT OBLIGATIONS                    1,516,893
              (Cost $1,506,352)                                    ------------

FOREIGN BONDS (h) - 8.8%
    500,000   Alberta Energy Co., Ltd.
              7.38%, 11/01/31                            Baa2           576,117
    700,000   British Sky Broadcasting Group, Plc
              7.30%, 10/15/06                            Baa2           706,391
    450,000   British Telecom, Plc (f)
              8.38%, 12/15/10                            Baa1           501,927
    375,000   Burlington Resources Finance Co.
              7.40%, 12/01/31                            A3             446,038
    450,000   Canadian Pacific Railroad
              5.75%, 03/15/33                            Baa2           437,266
    355,000   Canadian Pacific Ltd.
              9.45%, 08/01/21                            Baa2           479,512
    500,000   Conoco Funding Co.
              7.25%, 10/15/31                            A1             584,775
    890,000   Domtar, Inc.
              5.38%, 12/01/13                            B1             729,800
    450,000   Norske Skog Canada, Ltd.
              7.38%, 03/01/14                            B1             425,250
    790,000   Royal Bank of Scotland Group, Plc
              4.70%, 07/03/18                            Aa3            718,992
    900,000   Telecom Italia Capital SA
              5.25%, 10/01/15                            Baa2           837,394
    500,000   Telus Corp.
              7.50%, 06/01/07                            Baa2           511,299
    230,000   Tembec Industries, Inc. (a)
              8.50%, 02/01/11                            Ca             133,975
    500,000   Vodafone Group, Plc
              6.25%, 11/30/32                            A2             486,555
                                                                   ------------
              Total Foreign Bonds                                     7,575,291
              (Cost $7,721,003)                                    ------------
SHARES
INVESTMENT COMPANY - 0.2%
    164,594   Marshall Money Market Fund                 NR             164,594
                                                                   ------------
              TOTAL INVESTMENT COMPANY                                  164,594
              (Cost $164,594)                                      ------------

SHORT TERM INVESTMENTS (i)(j) - 6.0%
$ 2,000,000   Rabobank Nederland
              4.85%, 04/03/06                            NR        $  2,000,000
  3,100,720   Svenska Handlesbanken
              4.85%, 04/03/06                            NR           3,100,720
                                                                   ------------
              Total Short-Term Investments                            5,100,720
              (Cost $5,100,720)                                    ------------

TOTAL INVESTMENTS - 104.5%                                           89,664,892
(Cost $90,984,557)                                                 ------------
NET OTHER ASSETS AND LIABILITIES - (4.5)%
                                                                     (3,859,104)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $ 85,805,788
                                                                   ============

(a) All or a portion of this security is out on loan at March 31, 2006; the value of securities loaned amounted to $4,981,942.
(b) Restricted Security - Represents ownership in a private placement investment which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At March 31, 2006, these securities amounted to $110,980, or 0.1% of net assets.
(c) Security is valued by management.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At March 31, 2006, these securities amounted to $2,843,068 or 3.3% of net assets.
(e) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(f) Debt obligation initially issued in coupon form which converts to a higher coupon form at a specified date and rate. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(g) Pass Through Certificates.
(h) U.S. currency denominated.
(i) Effective yield at time of purchase.
(j) Investments made with cash collateral received from securities on loan.
CMO Collateralized Mortgage Obligation (Pay Through Certificate)
MTN Medium Term Note
NR  Not Rated

-------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                          March 31, 2006 (Unaudited)
-------------------------------------------------------------------------------

ASSETS:
  Investments:
    Investments at cost                                            $ 90,984,557
    Net unrealized depreciation                                      (1,319,665)
                                                                   ------------
      Total investments at value +                                   89,664,892
  Cash                                                                    1,982
  Interest receivable                                                 1,311,943
                                                                   ------------
      Total Assets                                                   90,978,817
                                                                   ------------

LIABILITIES:
  Collateral for securities loaned                                    5,100,720
  Management fee payable                                                 30,080
  Trustees' fees and expenses payable                                    10,233
  Accrued expenses and other payables                                    31,996
                                                                   ------------
      Total Liabilities                                               5,173,029
                                                                   ------------
NET ASSETS                                                         $ 85,805,788
                                                                   ============

NET ASSETS consist of:
  Par Value                                                        $  8,592,306
  Paid-in capital                                                    88,089,385
  Distribution in excess of net investment income                      (951,813)
  Accumulated net realized loss                                      (8,604,425)
  Net unrealized depreciation                                        (1,319,665)
                                                                   ------------
TOTAL NET ASSETS                                                   $ 85,805,788
                                                                   ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(10,000,000 AUTHORIZED SHARES WITH PAR VALUE OF $1.00)                8,592,306

NET ASSET VALUE
  Per share                                                        $      9.986
                                                                   ============

MARKET VALUE (CLOSING PRICE ON NEW YORK STOCK EXCHANGE)
  Per share                                                        $       9.19
                                                                   ============
      + Total value of securities on loan                          $  4,981,942
                                                                   ============

-------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
             For the Three Months Ended March 31, 2006 (Unaudited)
-------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                                         $  1,222,474
  Securities lending income                                               2,407
                                                                   ------------
      Total investment income                                         1,224,881
                                                                   ------------

EXPENSES
  Management fees                                                        93,069
  Custodian and Fund accounting fees                                     21,417
  Transfer agent fees                                                    15,778
  Legal fees                                                             26,342
  Audit fees                                                             14,591
  Trustees' fees and expenses                                            16,227
  Reports to shareholders                                                   684
  New York Stock Exchange fees                                            6,164
  Miscellaneous                                                           2,635
                                                                   ------------
      Total expenses                                                    196,907
                                                                   ------------

NET INVESTMENT INCOME                                                 1,027,974
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized loss on investments sold                                (153,111)
  Net change in unrealized appreciation (depreciation) of
    investments                                                      (1,408,947)
                                                                   ------------
NET REALIZED LOSS ON INVESTMENTS                                     (1,562,058)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   (534,084)
                                                                   ============

Continued from front page

main reasons for this is an expected continuation of the huge foreign buying in the Credit sector from yield-starved global institutional investors.

Within the portfolio, the Investment Manager sold some lower quality bonds that were considered fully valued. Among these were Stora Enso and Continental Cablevision. The Auto sector showed some strength after the positive news about the sale of GMAC. The Investment Manager took advantage of this strength by selling the portfolio's GMAC and Ford holdings, and a portion of the portfolio's position in DaimlerChrysler. An American Airlines security which had recovered in value since year-end was also sold during the period. All the sales, with the exception of DaimlerChrysler, were of below investment grade securities. As a result, the portfolio's exposure to the Corporate sector was reduced by approximately 5% and the portfolio's below investment grade exposure was also reduced significantly.

                         ------------------------------
                            Maturity Diversification

                          YEARS
                          -----
                         Under 3                    25%
                         3-5                        14%
                         6-10                       36%
                         11-20                       9%
                         21-Over                    16%
                         ------------------------------

* The Lehman Brothers U.S. Credit Index is an unmanaged index of all publicly issued, fixed-rate, non-convertible investment grade corporate debt.
-------------------------------------------------------------------------------

                            MOODY'S QUALITY RATINGS*
                     Percentage of Trust's Total Investments

                     Aaa                                 6%
                     Aa                                 16%
                     A                                  17%
                     Baa                                35%
                     Ba                                 10%
                     B                                   2%
                     Not Rated                          14%

       * Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's.

        (One security rated Ca by Moody's amounted to less than 0.2% of the Trust's total investments.)

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                            SECURITY DIVERSIFICATION
                     Percentage of Trust's Total Investments

     Corporate Notes and Bonds                                      72%
     U.S. Government Obligations                                     7%
     Asset-Backed and Mortgage-Backed Securities                     4%
     Foreign Bonds                                                   8%
     Foreign Government Obligations                                  2%
     Short-Term Investments                                          6%
     U.S. Government Agency Mortgage-Backed Obligations              1%

        (Investments in Investment Companies amounted to less than 0.2%
                      of the Trust's total investments.)
-------------------------------------------------------------------------------

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

Shareholder inquiries regarding account information may be directed to:  The Bank of New York
                                                                         Shareholder Relations Department - 11E
                                                                         PO Box 11258
                                                                         Church Street Station
                                                                         New York, New York 10286
                                                                         1-800-432-8224


                                                         [logo]
                                                        ALLMERICA
                                                      FINANCIAL(R)

                                                 THE ALLMERICA COMPANIES
                                                 -----------------------
                              Opus Investment Management, Inc. o VeraVest Investments, Inc.
        Allmerica Financial Life Insurance and Annuity Company o First Allmerica Financial Life Insurance Company

                                   440 Lincoln Street, Worcester, Massachusetts 01653
                                                    www.allmerica.com
12719 (5/06)                                                                                                     06-0036
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